Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 22, 2015
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND TRUST
Central Index Key	0000741375
Amendment Flag	false
Document Creation Date	Dec. 22, 2015
Document Effective Date	Dec. 22, 2015
Prospectus Date	Jan. 30, 2015
Class I,A,L Prospectus | Core Plus Fixed Income Portfolio | Class A Shares
Prospectus:
Trading Symbol	MFXAX
Class I,A,L Prospectus | Core Plus Fixed Income Portfolio | Class I Shares
Prospectus:
Trading Symbol	MPFIX